Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Equity [abstract]
Preferred securities issued by subsidiaries	¥ 263,500	¥ 436,500
Others	63,548	57,623
Total non-controlling interests	¥ 327,048	¥ 494,123